Saturna Investment Trust

Saturna International Fund (the “Fund”)

Supplement Dated April 6, 2026, to the Summary Prospectus and Prospectus dated

March 30, 2026

NOTICE REGARDING CHANGES IN PORTFOLIO MANAGER AND DEPUTY PORTFOLIO MANAGER

Effective April 6, 2026:

Mr. Tae Han "Simon" Kim, CFA®, will serve as Portfolio Manager of the Fund. Effective the same day, Mr. Dan Kim, CFA®, will no longer serve as Portfolio Manager of the Fund and all references to his name with respect to the Fund in the Summary Prospectuses and Prospectus are hereby stricken.

Mr. Bryce R. Fegley, MS, CIPM®, CFA®, and Mr. Levi Stewart Zurbrugg, MBA, CFA®, CPA®, will serve as Deputy Portfolio Managers to the Fund.

Effective April 6, 2026, the paragraph entitled “Portfolio Managers” on page 9 of the Fund’s Summary Prospectus shall read as follows:

Mr. Tae Han "Simon" Kim, CFA, a senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2026. Mr. Bryce R. Fegley, MS, CIPM®, CFA®, a quantitative lead and portfolio manager of Saturna Capital Corporation, and Mr. Levi Stewart Zurbrugg, MBA, CFA®, CPA®, a senior investment analyst and portfolio manager at Saturna Capital Corporation, are the Deputy Portfolio Managers, roles they assumed in 2026.

Effective April 6, 2026, the third to last paragraph of the section entitled “Investment Adviser” on page 21 of the Fund’s prospectus is revised as follows:

Mr. Bryce R. Fegley, CFA, MS, CIPM®, bond portfolio manager of Saturna Core Fund and deputy portfolio manager of Saturna International Fund, joined Saturna Capital in 2001. He has worked for Saturna Capital in brokerage, investment research, and its Malaysian investment advisory subsidiary.

Effective April 6, 2026, the following is added as the second to last paragraph of the section entitled “Investment Adviser” on page 22 of the Fund’s prospectus:

Mr. Tae Han "Simon" Kim, CFA, is a portfolio manager of Saturna International Fund and a senior investment analyst for the adviser. He served as a portfolio manager for the Acorn International fund from 2017 to 2023, as well as portfolio manager of the Wanger International fund. He obtained his MBA with Distinction from Oxford University, with a focus on Strategy and Finance. He also received his BA in computer science from Boston College.

Mr. Levi Stewart Zurbrugg, MBA, CFA®, CPA®, is a senior investment analyst and deputy portfolio manager of Saturna International Fund. Since 2020, he has been a deputy portfolio manager for the Amana Developing World Fund. From 2014 to 2017, Mr. Zurbrugg served as a sector analyst for Sustainability Accounting Standards Board.

* * * * * *

This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 30, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI REVISIONS:

P.20

Portfolio Managers

All Saturna Capital employees, including Elizabeth W. Alm, Jane K. Carten, Patrick T. Drum, Bryce R. Fegley, William B. Jones IV, Tae Han "Simon" Kim, and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Mmes. Alm and Carten and Messrs. Drum, Fegley, Jones, Kim, and Zurbrugg, may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a Fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser’s net monthly fee (which is based on both assets and performance) for a 4-star rating and 2% of the monthly fee for a 5-star rating.

Saturna Capital’s portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds, and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons, and fees because the portfolio manager must allocate their time and investment ideas across multiple accounts. Consequently, a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. A portfolio manager’s compensation plan may give rise to potential conflicts of interest. To reduce this risk, a mutual fund portfolio manager’s account performance bonus depends upon the Fund’s overall Morningstar™ rating, which derives from investment results over the last three, five, and ten years. A manager’s compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

PM Table:

Portfolio Managers (as of November 30, 2025)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Elizabeth W. Alm	Saturna Bond Income ($12,301,699) Saturna Short-Term Bond Fund ($14,414,327)	None	None	None
Jane K. Carten (Portfolio Manager of Saturna Sustainable Equity Fund until March 20, 2026, which merged into the Saturna International Fund,)	Saturna Sustainable Equity Fund ($25,663,665)	None	None	None
Patrick T. Drum	Saturna Sustainable Bond Fund ($60,147,128)	Amana Participation Fund ($267,741,244)	None	None
Bryce R. Fegley	Saturna Global High Income Fund ($12,042,565) Saturna Core Fund ($31,290,511)	None	None	Three ($19,973,388)
Scott F. Klimo (until October 1, 2025)	Saturna Growth Fund ($86,589,255)	Amana Growth Fund ($6,054,394,688)	None	None
William B. Jones IV (as of October 1, 2025)	Saturna Growth Fund ($86,589,255)	None	None	None
Dan Kim (until April 6, 2026)	Saturna International Fund ($80,944,210)	None	None	Thirty-Three ($70,378,223)
Tae Han “Simon” Kim (as of April 6, 2026)	Saturna International Fund ($80,944,210)	None	None	None
Levi S. Zurbrugg (until March 31, 2025)	Saturna Core Fund ($31,290,511	None	Four ($89,284,118)[1]	Thirteen ($41,327,820)

PM Ownership Table

Portfolio Manager Fund Ownership (as of November 30, 2025)
Dollar range of equity securities in Saturna Investment Trust Funds owned beneficially by Portfolio Managers
Elizabeth W. Alm	Saturna Short-Term Bond*: $1-$10,000
Saturna Sustainable Equity*: $1-$10,000
Jane K. Carten	Saturna Growth Z Shares: $500,001-$1,000,000
Saturna International Z Shares: $50,001-$100,000
Saturna Core: $100,001-$500,000
Saturna Bond Income*: $1-$10,000
Saturna Global High Income*: $10,001-$50,000
Saturna Sustainable Equity*: over $1,000,000
Saturna Sustainable Bond*: $50,001-$100,000
Patrick T. Drum	Saturna Core: $1-$10,000
Bryce R. Fegley	Saturna International: $10,001-$50,000
Saturna International Z Shares: $100,001-$500,000
Saturna Global High Income*: $100,001-$500,000
William B. Jones IV	Saturna Sustainable Equity*: $10,001-$50,000
Dan Kim (until April 6, 2026)	Saturna International Z Shares: $100,001-$500,000
Scott F. Klimo (until October 1, 2025)	Saturna Growth Z Shares: $100,001-$500,000
Saturna Short-Term Bond*: $1-$10,000
Levi S. Zurbrugg	Saturna International Z Shares: $1-$10,000
Saturna Core: $100,001-$500,000
Saturna Bond Income*: $10,001-$50,000
Saturna Sustainable Bond*: $10,001-$50,000
Pierce McCrerey	Saturna Growth Z Shares: $10,001-$50,000
Saturna International Z Shares: $10,001-$50,000
Saturna Sustainable Equity*: $1-$10,000
Saturna Sustainable Bond*: $10,001-$50,000